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                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). The Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

     2. There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 122 ("PEA No. 122") on February 28, 2008, pursuant to Rule 485(b) under the 1933 Act for the following funds:

INTECH Risk-Managed Stock Fund
Janus Balanced Fund
Janus Contrarian Fund
Janus Enterprise Fund
Janus Flexible Bond Fund
Janus Fund
Janus Fundamental Equity Fund
Janus Global Life Sciences Fund
Janus Global Opportunities Fund
Janus Global Research Fund
Janus Global Technology Fund
Janus Government Money Market Fund
   - Investor Shares
Janus Growth and Income Fund
Janus High-Yield Fund
Janus Mid Cap Value Fund
   - Institutional Shares
Janus Mid Cap Value Fund
   - Investor Shares
Janus Money Market Fund
   - Investor Shares
Janus Orion Fund
Janus Overseas Fund
Janus Research Fund
Janus Short-Term Bond Fund
Janus Small Cap Value Fund
   - Institutional Shares
Janus Small Cap Value Fund
   - Investor Shares
Janus Smart Portfolio - Conservative
Janus Smart Portfolio - Growth
Janus Smart Portfolio - Moderate
Janus Tax-Exempt Money Market Fund
   - Investor Shares
Janus Triton Fund
Janus Twenty Fund
Janus Venture Fund
Janus Worldwide Fund

(collectively, the "Funds")

     3.   The text of PEA No. 122 has been filed electronically.

DATED: March 4, 2008

                                        JANUS INVESTMENT FUND
                                        On behalf of the Funds


                                        By: /s/ Stephanie Grauerholz-Lofton
                                            ------------------------------------
                                            Stephanie Grauerholz-Lofton
                                            Vice President